Government grants - Additional Information (Details) $ in Millions	12 Months Ended
Mar. 27, 2021 USD ($)
Canadian emergency wage subsidy program [Member]
Government Grants [Line Items]
Proceeds from government grant	$ 1.0
Canadian emergency rent subsidy program [Member]
Government Grants [Line Items]
Proceeds from government grant	0.0
Accounts receivable [Member] | Canadian emergency wage subsidy program [Member]
Government Grants [Line Items]
Government grant receivable	0.4
Accounts receivable [Member] | Canadian emergency rent subsidy program [Member]
Government Grants [Line Items]
Government grant receivable	0.5
Selling general and administrative expenses [Member] | Canadian emergency wage subsidy program [Member]
Government Grants [Line Items]
Government grant recognized	1.4
Selling general and administrative expenses [Member] | Canadian emergency rent subsidy program [Member]
Government Grants [Line Items]
Government grant recognized	$ 0.5